CONSOLIDATED STATEMENT OF FINANCIAL POSITION - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Current assets
Cash and cash equivalents	¥ 6,113,655	¥ 5,100,857
Trade accounts and other receivables	3,142,832	2,958,742
Receivables related to financial services	7,181,327	6,756,189
Other financial assets	2,507,248	4,215,457
Inventories	3,821,356	2,888,028
Income tax receivable	163,925	112,458
Other current assets	791,947	745,070
Total current assets	23,722,290	22,776,800
Non-current assets
Investments accounted for using the equity method	4,837,895	4,160,803
Receivables related to financial services	14,583,130	12,449,525
Other financial assets	9,517,267	9,083,914
Property, plant and equipment
Land	1,361,791	1,345,037
Buildings	5,284,620	4,999,206
Machinery and equipment	13,982,362	12,753,951
Vehicles and equipment on operating leases	6,781,229	6,203,721
Construction in progress	565,528	675,875
Total property, plant and equipment, at cost	27,975,530	25,977,791
Less - Accumulated depreciation and impairment losses	(15,648,890)	(14,566,638)
Total property, plant and equipment, net	12,326,640	11,411,153
Right of use assets	448,412	390,144
Intangible assets	1,191,966	1,108,634
Deferred tax assets	342,202	336,224
Other non-current assets	718,968	549,942
Total non-current assets	43,966,482	39,490,339
Total assets	67,688,771	62,267,140
Current liabilities
Trade accounts and other payables	4,292,092	4,045,939
Short-term and current portion of long-term debt	11,187,839	12,212,060
Accrued expenses	1,520,446	1,397,140
Other financial liabilities	1,046,050	763,875
Income taxes payable	826,815	350,880
Liabilities for quality assurance	1,555,711	1,482,872
Other current liabilities	1,413,208	1,207,700
Total current liabilities	21,842,161	21,460,466
Non-current liabilities
Long-term debt	15,308,519	13,447,575
Other financial liabilities	461,583	323,432
Retirement benefit liabilities	1,022,749	1,035,096
Deferred tax liabilities	1,354,794	1,247,220
Other non-current liabilities	544,145	465,021
Total non-current liabilities	18,691,790	16,518,344
Total liabilities	40,533,951	37,978,811
Shareholders' equity
Common stock	397,050	397,050
Additional paid-in capital	498,575	497,275
Retained earnings	26,453,126	24,104,176
Other components of equity	2,203,254	1,307,726
Treasury stock	(3,306,037)	(2,901,680)
Total Toyota Motor Corporation shareholders' equity	26,245,969	23,404,547
Non-controlling interests	908,851	883,782
Total shareholders' equity	27,154,820	24,288,329
Total liabilities and shareholders' equity	¥ 67,688,771	¥ 62,267,140